BORROWINGS AND NOTES PAYABLE (Narrative) (Details) - ILS (₪)		1 Months Ended			5 Months Ended	12 Months Ended
	Jan. 02, 2019	Jul. 31, 2020	Apr. 30, 2019	Mar. 31, 2018	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings						₪ 620,000,000	₪ 109,000,000	₪ 324,000,000
Finance expense						₪ 77,000,000	75,000,000	₪ 55,000,000
Additional finance expense				₪ 9,000,000
Proceeds from option warrants							37,000,000
Notes payable series D [Member]
Disclosure of detailed information about borrowings [line items]
Additional interest rate						1.20%
Interest rate						1.252%
PHI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						₪ 100,000,000
Percentage of share facility						50.00%
Series F Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings		₪ 313,000,000				₪ 305,000,000
Finance expense		₪ 7,000,000
Proceeds from borrowings							227,000,000
Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					₪ 300,000,000	₪ 174,000,000	₪ 125,000,000
Proceeds from option warrants			₪ 37,000,000		₪ 23,000,000
Series F Notes and borrowings P and Q [Member]
Disclosure of detailed information about borrowings [line items]
Financial obligation ratio						the ratio of Net Debt to Adjusted EBITDA was 0.8. Additional stipulations mainly include: Shareholders' equity shall not decrease below NIS 400 million and no dividends will be declared if shareholders' equity will be below NIS 650 million regarding Series F notes and borrowing P. Shareholders' equity shall not decrease below NIS 600 million and no dividends will be declared if shareholders' equity will be below NIS 750 million regarding Series G notes. The Company shall not create floating liens subject to certain terms. The Company has the right for early redemption under certain conditions. With respect to notes payable series F and series G: the Company shall pay additional annual interest of 0.5% in the case of a two- notch downgrade in the Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant; debt rating will not decrease below BBB- for a certain period. In any case, the total maximum additional interest for Series F and G, shall not exceed 1.25% or 1%, respectively.
July 1, 2019 and May 31, 2020 [Member] | Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			₪ 100,000
Exercise price			₪ 88
July 1, 2019 and May 31, 2021 [Member] | Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			₪ 100,000
Exercise price			₪ 88
Borrowing G [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%
Proceeds from borrowings	₪ 225,000,000
Borrowings term	five years
First payment date	June 2022
Borrowing G [Member] | 2022 through 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₪ 23,000,000
Borrowing G [Member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45,000,000
Borrowing G [Member] | June 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₪ 90,000,000
Notes payable series O and L [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings				300,000,000
Notes payable series K [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings				₪ 75,000,000

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.